Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table discloses executive compensation and financial performance measures for the three most recently completed fiscal years. Financial performance measures include the total shareholder return (TSR) for Westamerica Bancorporation common stock and for that of our designated peer group, the NASDAQ Bank Index (CBNK), and Westamerica Bancorporation’s return on average equity.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (SCT) T otal for PEO(1)	Compensation Actually Paid to PEO(1)	Average SCT Total for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return (TSR)	Peer Group (CBNK) TSR	Net Income	Return on Equity
2022	$750,021	$750,021	$493,170	$572,347	$94.77	$110.51	$122,034,000	15.2%
2021	750,563	750,563	460,076	529,815	90.13	132.10	86,509,000	11.5%
2020	698,807	698,807	439,407	258,947	83.91	92.48	80,413,000	11.3%

(1) David Payne is the named PEO whose compensation is disclosed for the years 2022, 2021 and 2020.

(2) Jesse Leavitt, John “Robert” A. Thorson, Russell W. Rizzardi and Brian Donohoe are the non-PEO NEOs whose average compensation is disclosed for the years 2022, 2021 and 2020.

Company Selected Measure Name		return on average equity
PEO Total Compensation Amount	[1]	$ 750,021	$ 750,563	$ 698,807
PEO Actually Paid Compensation Amount	[1]	750,021	750,563	698,807
Non-PEO NEO Average Total Compensation Amount	[2]	493,170	460,076	439,407
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 572,347	529,815	258,947
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Reported SCT Total for Non-PEO NEOs	Reported SCT Value of Equity Awards for Non- PEO NEOs	Equity Award Adjustments	Reported SCT Change in the Actuarial Present Value of Pension Benefits for Non- PEO NEOs	Pension Benefit Adjustments	Compensation Actually Paid to Non-PEO NEOs
2022	$493,170	($231,179)	$310,356	$—	$—	$572,347
2021	460,076	(201,195)	270,934	—	—	529,815
2020	439,407	(183,638)	3,178	—	—	258,947

Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2022	$276,997	$28,935	$—	$4,424	$—	$—	$310,356
2021	207,677	49,934	—	13,323	—	—	270,934
2020	115,495	(102,923)	—	(9,394)	—	—	3,178

Total Shareholder Return Vs Peer Group [Text Block]

The executive compensation actually paid differs from the compensation provided in the Summary Compensation Table due solely to changes in the value of RPSs and NQSOs between the grant date and the end of each fiscal year or vesting date. The change in the value of the NQSOs and RPSs is based on TSR excluding dividends as dividends are not paid on NQSOs or RPSs prior to vesting.

Tabular List [Table Text Block]

As described in the Compensation Discussion and Analysis, the financial performance measures used to determine executive compensation levels include return on average equity, return on average assets, diluted earnings per share, levels of non-performing assets, and the efficiency ratio (operating expenses as a percentage of total revenues). The banking industry’s financial results and performance measures are heavily influenced by economic cycles and changing interest rates. Westamerica Bancorporation management applies long-term strategies and business practices to consistently maintain a conservative credit risk position and control operating expenses with the objective of generating financial results with less volatility relative to peers.

Financial Performance Measures
- Return on Average Equity
- Return on Average Assets
- Diluted Earnings Per Share
- Levels of Non-Performing Assets
- Efficiency Ratio (Operating Expenses as a Percentage of Total Revenues)

Total Shareholder Return Amount		$ 94.77	90.13	83.91
Peer Group Total Shareholder Return Amount		110.51	132.1	92.48
Net Income (Loss)		$ 122,034,000	$ 86,509,000	$ 80,413,000
Company Selected Measure Amount		15.2	11.5	11.3
PEO Name		David Payne
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Levels of Non-Performing Assets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Efficiency Ratio (Operating Expenses as a Percentage of Total Revenues)
Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		$ 493,170	$ 460,076	$ 439,407
Non-PEO NEO Average Compensation Actually Paid Amount		572,347	529,815	258,947
Non-PEO NEOs [Member] | Reported SCT Value of Equity Awards for Non- PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(231,179)	(201,195)	(183,638)
Non-PEO NEOs [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		310,356	270,934	3,178
Non-PEO NEOs [Member] | Reported SCT Change in the Actuarial Present Value of Pension Benefits for Non- PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEOs [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEOs [Member] | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		276,997	207,677	115,495
Non-PEO NEOs [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		28,935	49,934	(102,923)
Non-PEO NEOs [Member] | Year over year change of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,424	13,323	(9,394)
Non-PEO NEOs [Member] | Fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEOs [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEOs [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEOs [Member] | Total equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 310,356	$ 270,934	$ 3,178

[1]	David Payne is the named PEO whose compensation is disclosed for the years 2022, 2021 and 2020.
[2]	Jesse Leavitt, John “Robert” A. Thorson, Russell W. Rizzardi and Brian Donohoe are the non-PEO NEOs whose average compensation is disclosed for the years 2022, 2021 and 2020.